Fair Value (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Schedule of information about items which are carried at fair value on a recurring basis

The table below presents information about items, which are carried at fair value on a recurring basis:

	June 30, 2018
	(In thousands)
	Level 1	Level 2	Level 3	Total
Cash equivalents	$106,558	$—	$—	$106,558
Contingent consideration	—	—	8,231	8,231
Redeemable non-controlling interest - Blueapple	—	—	702,146	702,146
Redeemable non-controlling interest - eService	—	—	136,643	136,643

Total	$106,558	$—	$847,020	$953,578

	December 31, 2017
	(In thousands)
	Level 1	Level 2	Level 3	Total
Cash equivalents	$110,537	$—	$—	$110,537
Contingent consideration	—	—	3,957	3,957
Redeemable non-controlling interest - Blueapple	—	—	—	—
Redeemable non-controlling interest - eService	—	—	148,266	148,266

Total	$110,537	$—	$152,223	$262,760

Predecessor
Schedule of information about items which are carried at fair value on a recurring basis

The table below presents information about items, which are carried at fair value on a recurring basis:

	December 31, 2017
	(In thousands)
	Level 1	Level 2	Level 3	Total
Cash equivalents	$110,537	$—	$—	$110,537
Contingent consideration	—	—	3,957	3,957
Redeemable non-controlling interest	—	—	148,266	148,266

Total	$110,537	$—	$152,223	$262,760

	December 31, 2016
	(In thousands)
	Level 1	Level 2	Level 3	Total
Cash equivalents	$123,662	$—	$—	$123,662
Contingent consideration	—	—	631	631
Redeemable non-controlling interest	—	—	100,530	100,530

Total	$123,662	$—	$101,161	$224,823